CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Current assets:
Cash and equivalents	$ 161	$ 371	$ 111	$ 319	$ 217	$ 33
Merchandise inventories	1,076	840	1,019	826
Prepaid expenses and other	91	80	80	73
Deferred income taxes	42	42	52	52
Income tax receivable	17	1	12	1
Total current assets	1,387	1,334	1,274	1,271
Property and equipment, at cost	1,478	1,391	1,402	1,329
Less accumulated depreciation and amortization	(1,134)	(1,079)	(1,086)	(1,028)
Property and equipment, net	344	312	316	301
Goodwill	95	95	95	95
Debt issuance costs, net of accumulated amortization of $74 at January 28, 2012 and $60 at January 29, 2011	53	59	58	72
Deferred income taxes	18	18	32	32
Other assets	4	4	5	9
Total non-current assets	170	176	190	208
Total assets	1,901	1,822	1,780	1,780	1,722
Current liabilities:
Accounts payable	374	301	348	273
Accrued liabilities and other	424	389	405	384
Current portion of long-term debt	180	127	135	1
Deferred income taxes	1	1
Income taxes payable	8	19	5	27
Total current liabilities	987	837	893	685
Long-term debt	3,188	3,363	3,376	3,667
Deferred income taxes	11	11	4	4
Other long-term liabilities	86	85	79	78
Total long-term liabilities	3,285	3,459	3,459	3,749
Total liabilities	4,272	4,296	4,352	4,434
Commitments and contingencies
Stockholders' deficit:
Common Stock, $0.10 par value, 220,000,000 shares authorized; 118,265,885 shares issued and outstanding at January 28, 2012; 118,419,850 shares issued and outstanding at January 29, 2011	12	12	12	12
Additional paid-in capital	49	48	46	43
Accumulated deficit	(2,438)	(2,540)	(2,637)	(2,716)
Accumulated other comprehensive income	6	6	7	7	6	5
Total stockholders' deficit	(2,371)	(2,474)	(2,572)	(2,654)	(2,766)	(2,878)
Total liabilities and stockholders' deficit	$ 1,901	$ 1,822	$ 1,780	$ 1,780